CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended									6 Months Ended			12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss		$ (40,817,000)	$ (5,295,000)	$ (9,727,000)		$ (23,385,000)	$ (28,741,000)	$ (26,827,000)		$ (2,182,000)				$ (149,864,000)	$ (67,226,000)	$ (62,300,000)
Changes in operating assets and liabilities:
Accounts payable		(3,856,000)				4,591,000								687,000	(45,000)	(4,391,000)
Net cash used in operating activities		(35,107,000)				(33,288,000)								(68,437,000)	(43,230,000)	(30,503,000)
Cash Flows from Investing Activities
Net cash provided by (used in) investing activities		(83,533,000)				1,371,000								(134,527,000)	29,544,000	(19,383,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities		69,179,000				(659,000)								347,726,000	49,790,000	44,158,000
Net increase in cash and cash equivalents		(49,443,000)				(32,599,000)								144,644,000	36,100,000	(5,856,000)
Supplemental cash flow activities:
Cash paid for income taxes, net		$ 333,000				13,000								(7,800,000)	545,000	2,412,000
GRAF INDUSTRIAL CORP.
Cash Flows from Operating Activities:
Net loss				(417,843)	[1]	(2,588,670)			$ 355,051	(1,774,691)	$ (3,006,513)	$ (1,419,640)	$ 4,075,806		(13,922,930)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments held in Trust Account				(72,958)					(1,471,028)		(845,679)	(2,893,394)	(1,125,181)		(5,239,790)	(1,125,181)
Change in fair value of warrant liability				0					575,279		2,800,110	3,376,517	(3,448,173)		17,365,901
General and administrative costs paid by Sponsor in exchange for issuance of common stock													8,500		0
Changes in operating assets and liabilities:
Prepaid expenses											(18,593)	(89,848)	(101,363)		71,896
Accounts payable											(139,733)	97,029	61,390		(82,173)
Accrued expenses											(358,696)	14,500	15,000		(14,500)
Franchise tax payable											(99,900)	(3,013)	103,013		96,987
Income tax payable											(83,429)	(214,655)	214,655		(59,347)
Net cash used in operating activities											(755,575)	(1,355,562)	(196,353)		(1,783,956)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay franchise and income taxes	$ 1,100,000										440,000	947,145	0		1,141,945
Withdrawal from Trust Account for redemption of Public Shares											132,099,207	0
Net cash provided by (used in) investing activities											132,539,207	947,145	(243,765,120)		1,141,945
Cash Flows from Financing Activities:
Payment of offering costs											0	(100,564)	(5,438,052)		(100,564)
Redemption of Public Shares											(132,099,207)	0
Net cash provided by financing activities											132,099,207	100,564	245,402,370		(100,564)
Cash deposited in Trust Account													(243,765,120)		0
Net increase in cash and cash equivalents											(315,575)	(508,981)	1,440,897		(742,575)
Cash - beginning of the period			$ 382,747			$ 698,322		$ 931,916		$ 1,440,897	698,322	1,440,897	0	$ 698,322	1,440,897
Cash - end of the period	$ 698,322			$ 382,747			$ 698,322		$ 931,916		382,747	931,916	1,440,897		698,322	$ 1,440,897
Supplemental disclosure of noncash activities:
Change in value of common stock subject to possible redemption											32,296,247	(1,435,200)	225,767,960		(13,938,491)
Deferred offering costs paid by Sponsor in exchange for issuance of common stock													16,500		0
Deferred offering costs included in accounts payable													48,787		0
Deferred offering costs included in accrued expenses													85,000		0
Supplemental cash flow activities:
Cash paid for income taxes, net											$ 240,000	$ 943,830	$ 0		$ 1,138,630

[1]	Including the redemption of 12,921,275 Public Shares on April 16, 2020